SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of Detailed Information About Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other adjustments to investing activities:
Loan to Sierra Madre	$ 0	$ (5,000)
Purchase of marketable securities	(8,969)	(11,967)
Proceeds from disposal of marketable securities	36,987	18,481
Other strategic investments	707	(695)
Other adjustments to investing activities	28,725	819
Net change in non-cash working capital items:
Increase in trade and other receivables	(55,122)	(1,509)
(Increase) decrease in value added taxes receivable	(292)	8,123
(Increase) decrease in inventories	(319)	2,268
Decrease in prepaid expenses and other	2,710	552
Decrease in income taxes payable	(10,388)	(2,520)
Increase in trade and other payables	38,963	2,818
(Increase) decrease in restricted cash	(38,195)	19,501
Increase (decrease) in working capital	(62,643)	29,233
Non-cash investing and financing activities:
Transfer of share-based payments reserve upon settlement of RSU's, PSU's and DSU's	4,006	4,329
Transfer of share-based payments reserve upon exercise of options	36,794	57
Acquisition of Gatos	1,453,478	0
Assets acquired by lease	635	(1,110)
Non-cash investing and financing activities	$ 1,494,913	$ 3,276